Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 — Income Taxes

The Company had no operation in 2016 and had no net loss carryforward to the year 2017.

The Company did not incur any federal or state income tax expense or benefit for the year ended December 31, 2017.

The provision for income taxes differs from the amounts which would result from applying the federal statutory rate of 34% to the Company’s loss before income taxes as follows:

December 31, 2017
Computed “expected” income tax benefit	$(113,828)
State income tax benefit, net of federal benefit	15,209
Change in valuation allowance	(191,667)
Permanent differences, net	(106,919)
Change in federal income tax rate	120,784
IRC section 382 limitations on future NOL utilization	249,208
Write-off of property & equipment deferred tax asset	27,213

Provision for income taxes	$—

Temporary differences that give rise to the components of deferred tax assets and liabilities are as follows:

2017
Deferred tax assets:
Deferred expenses	$176,030
Property and equipment	(65)
Capitalized start-up expenses	48,078
Deferred tax assets	224,043
Less: Valuation allowance	(224,043)
Net deferred tax assets	$—

As of December 31, 2017, the Company did not have any net operating losses for federal or state income tax purposes. All of the federal and state net operating losses incurred through December 15, 2017, are subject to 100 percent limitation under the provisions of Internal Revenue Code section 382 due to various ownership changes and the continuity of business requirement.

The U.S. Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017 and introduces significant changes to U.S. income tax law. Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from 35% to 21%. The Company’s deferred tax assets were calculated to reflect the reduction in the U.S. corporate income tax rate from 35% to 21%. As of December 31, 2017, management determined a valuation allowance against the net deferred tax assets of $224,043. In assessing the ability to realize a portion of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making the assessment.

For 2017 and prior years, the Company filed federal and state income tax returns. These returns remain subject to examination by taxing authorities for all years after December 31, 2013.